CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock Apollo Strategic Growth Capital	Class B common stock Common Stock	Additional paid-in capital Apollo Strategic Growth Capital	Accumulated deficit Apollo Strategic Growth Capital	Apollo Strategic Growth Capital	Total
Balance at the beginning at Dec. 31, 2018		$ 1,078		$ 27,117	$ (28,195)
Beginning balance (in shares) at Dec. 31, 2018		21,562,500
Capital contributions				3,707		$ 3,707
Net income					(1,853)	(1,853)
Balance at the end at Dec. 31, 2019		$ 1,078		30,824	(30,048)	1,854
Ending balance (in shares) at Dec. 31, 2019		21,562,500
Excess of proceeds received over fair value of private warrant liabilities				328,959		328,959
Forfeiture of Class B ordinary shares by Sponsor		$ (57)		57
Forfeiture of Class B ordinary shares by Sponsor (in shares)		(1,142,250)
Accretion of Class A ordinary shares subject to possible redemption amount				(359,840)	(84,257,894)	(84,617,734)
Net income		$ 0		0	(19,641,760)	(19,641,760)
Balance at the end at Dec. 31, 2020		$ 1,021		0	(103,929,702)	(103,928,681)
Ending balance (in shares) at Dec. 31, 2020		20,420,250
Net income					20,283,146	20,283,146
Balance at the end at Mar. 31, 2021		$ 1,021			(83,646,556)	(83,645,535)
Ending balance (in shares) at Mar. 31, 2021		20,420,250
Balance at the beginning at Dec. 31, 2020		$ 1,021		0	(103,929,702)	(103,928,681)
Beginning balance (in shares) at Dec. 31, 2020		20,420,250
Balance at the beginning at Dec. 31, 2020		$ 1,021		0	(103,929,702)	(103,928,681)
Beginning balance (in shares) at Dec. 31, 2020		20,420,250
Net income		$ 0		0	6,199,890	6,199,890
Balance at the end at Dec. 31, 2021		$ 1,021		0	(97,729,812)	(97,728,791)	$ 1,333,000,000
Ending balance (in shares) at Dec. 31, 2021		20,420,250
Balance at the beginning at Mar. 31, 2021		$ 1,021			(83,646,556)	(83,645,535)
Beginning balance (in shares) at Mar. 31, 2021		20,420,250
Balance at the beginning at Dec. 31, 2021		$ 1,021		0	(97,729,812)	(97,728,791)	1,333,000,000
Beginning balance (in shares) at Dec. 31, 2021		20,420,250
Net income					(5,326,469)	(5,326,469)
Balance at the end at Mar. 31, 2022		$ 1,021			(103,056,281)	(103,055,260)
Ending balance (in shares) at Mar. 31, 2022	0	20,420,250	0
Balance at the beginning at Dec. 31, 2021		$ 1,021		$ 0	(97,729,812)	(97,728,791)	1,333,000,000
Beginning balance (in shares) at Dec. 31, 2021		20,420,250
Balance at the end at Jun. 30, 2022							86,000,000
Ending balance (in shares) at Jun. 30, 2022	56,945,033		394,448,481
Balance at the beginning at Mar. 31, 2022		$ 1,021			$ (103,056,281)	$ (103,055,260)
Beginning balance (in shares) at Mar. 31, 2022	0	20,420,250	0
Balance at the end at Jun. 30, 2022							$ 86,000,000
Ending balance (in shares) at Jun. 30, 2022	56,945,033		394,448,481